INTERIM FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selected Quarterly Financial Information
Revenue (including revenue from affiliates of $1,086) (See Note 15)	$ 2,327,175	$ 2,260,221								$ 6,961,192	$ 3,711,311	$ 6,017,212
Operating income	134,864	142,779								639,880	242,442	459,666
Net loss	(182,086)	(172,553)								(733,064)	(595,430)	(831,479)
Net loss (income) attributable to noncontrolling interests	(135)	(256)								(737)	108	(551)
Net income (loss) attributable to stockholders	$ (182,221)	$ (172,809)								$ (733,801)	$ (595,322)	$ (832,030)
Cablevision Systems Corporation And Subsidiaries
Selected Quarterly Financial Information
Revenue (including revenue from affiliates of $1,086) (See Note 15)			$ 1,491,714	$ 1,645,890					$ 3,137,604				$ 6,545,545	$ 6,508,557
Operating expenses			(1,267,663)	(1,394,635)					(2,662,298)				(5,697,074)	(5,587,299)
Operating income			224,051	251,255					475,306				848,471	921,258
Income from continuing operations, net of income taxes									163,512				187,789	309,382
Income (loss) from discontinued operations, net of income taxes													(12,541)	2,822
Net loss			69,201	94,311					163,512				175,248	312,204
Net loss (income) attributable to noncontrolling interests			170	66					236				201	(765)
Net income (loss) attributable to stockholders			$ 69,371	$ 94,377					$ 163,748				$ 175,449	$ 311,439
Basic income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes			$ 0.25	$ 0.35					$ 0.60				$ 0.70	$ 1.17
Loss from discontinued operations, net of income taxes													(0.05)	0.01
Net income (in dollars per share)			0.25	0.35					0.60				0.65	1.18
Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes			0.25	0.34					0.58				0.68	1.14
Loss from discontinued operations, net of income taxes													(0.05)	0.01
Net income (in dollars per share)			$ 0.25	$ 0.34					$ 0.58				$ 0.63	$ 1.15
Amounts attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes			$ 69,371	$ 94,377
Loss from discontinued operations, net of income taxes													$ (12,541)	$ 2,822
Net income			$ 69,371	$ 94,377
Predecessor
Selected Quarterly Financial Information
Revenue (including revenue from affiliates of $1,086) (See Note 15)					$ 1,636,425	$ 1,624,828	$ 1,661,940	$ 1,622,352					6,545,545
Operating expenses					(1,439,285)	(1,441,712)	(1,417,476)	(1,398,601)					(5,697,074)
Operating income					197,140	183,116	244,464	223,751					848,471
Income from continuing operations, net of income taxes					33,781	23,431	75,676	54,901					187,789
Income (loss) from discontinued operations, net of income taxes					(1,633)	(406)		(10,502)					(12,541)
Net loss					32,148	23,025	75,676	44,399					175,248
Net loss (income) attributable to noncontrolling interests					(30)	78	(81)	234					201
Net income (loss) attributable to stockholders					$ 32,118	$ 23,103	$ 75,595	$ 44,633					$ 175,449
Basic income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes					$ 0.12	$ 0.09	$ 0.28	$ 0.21					$ 0.70
Loss from discontinued operations, net of income taxes					(0.01)			(0.04)					(0.05)
Net income (in dollars per share)					0.12	0.09	0.28	0.17					0.65
Diluted income per share attributable to Cablevision Systems Corporation stockholders:
Income from continuing operations, net of income taxes					0.12	0.08	0.27	0.20					0.68
Loss from discontinued operations, net of income taxes					(0.01)			(0.04)					(0.05)
Net income (in dollars per share)					$ 0.12	$ 0.08	$ 0.27	$ 0.16					$ 0.63
Amounts attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes					$ 33,751	$ 23,509	$ 75,595	$ 55,135					$ 187,990
Loss from discontinued operations, net of income taxes					(1,633)	(406)		(10,502)					(12,541)
Net income					$ 32,118	$ 23,103	$ 75,595	$ 44,633					$ 175,449